Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified				3 Months Ended		9 Months Ended		12 Months Ended		24 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Asset Value Guarantees guarantee aircraft	Sep. 30, 2012 Asset Value Guarantees guarantee	Sep. 30, 2013 Asset Value Guarantees aircraft guarantee	Sep. 30, 2012 Asset Value Guarantees guarantee	Dec. 31, 2012 Asset Value Guarantees aircraft guarantee	Dec. 31, 2011 Asset Value Guarantees guarantee	Dec. 31, 2012 Asset Value Guarantees guarantee	Dec. 31, 2013 Asset Value Guarantees Expected aircraft	Sep. 30, 2013 Aircraft Loan Guarantees guarantee	Dec. 31, 2012 Aircraft Loan Guarantees guarantee
Guarantees
Number of guarantee obligations						12		13				1	1
Number of guarantees performed						6				6
Total reserves related to or carrying balance of the guarantees	$ 128.9	$ 49.3	$ 21.2	$ 125.5		$ 125.5		$ 44.6		$ 44.6
Number of aircraft purchased under guarantee performance				3		5		1
Number of used aircraft to be purchased in 2013, under guarantee performance											5
Maximum aggregate potential commitment under guarantees				330.6		330.6		330.6		330.6		4.2	9.0
Provisions for losses on asset value guarantees for guarantee obligations				$ 93.9	$ 31.3	$ 100.5	$ 31.3	$ 31.3	$ 13.5
Number of reserves for guarantee obligations				4	3	6	3	3	2